Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Apr. 05, 2021	Apr. 01, 2021	Jun. 30, 2021	May 07, 2021	May 05, 2021	Mar. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Amount of right-of-use asset expected to be recorded after adoption of ASU 2016-02			$ 4,217
Common stock outstanding			17,521,075					13,984,441	5,196,000
Proceeds from warrant exercises			$ 40,671
Public Warrant [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights		$ 0.01
Proceeds from warrant exercises		$ 6,100
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of warrants	$ 32,500
Common stock outstanding				17,521,075
Proceeds from warrant exercises	$ 8,200
Stock redeemed during period shares	40,491
Subsequent Event [Member] | Public Warrant [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights					$ 0.01
Accounting Standards Update 2016-02 [Member]
Subsequent Event [Line Items]
Amount of right-of-use asset expected to be recorded after adoption of ASU 2016-02						$ 3,300
Amount of lease liability expected to be recorded of ASU 2016-02						$ 3,300
Accounting Standards Update 2016-02 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of right-of-use asset expected to be recorded after adoption of ASU 2016-02							$ 3,300
Amount of lease liability expected to be recorded of ASU 2016-02							$ 3,300